Annual Total Returns [BarChart] - iShares Inflation Hedged Corporate Bond ETF - iShares Inflation Hedged Corporate Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2019	16.73%
Annual Return 2020	11.26%